Net Loss Per Share Attributable to Common Stockholders Schedule of Earnings Per Share Reconciliation (Parenthetical) (Detail)	0 Months Ended	12 Months Ended
	Apr. 23, 2013	Dec. 31, 2013
Schedule Of Earnings Per Share Reconciliation [Abstract]
Reverse stock split ratio	0.1	0.1